ACQUISITIONS (Details 4) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Customer relationship | Minimum
Net tangible assets:
Estimated useful lives		2 years 1 month 6 days
Customer relationship | Maximum
Net tangible assets:
Estimated useful lives		10 years
Operating license | Minimum
Net tangible assets:
Estimated useful lives		3 months 18 days
Operating license | Maximum
Net tangible assets:
Estimated useful lives		5 years
Contract backlog | Minimum
Net tangible assets:
Estimated useful lives		4 months 24 days
Contract backlog | Maximum
Net tangible assets:
Estimated useful lives		10 months 24 days
Yuanhua
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 27,600
Acquisition-related costs	0
Net tangible assets:
Current assets	8,059
Non-current assets	1,150
Deferred tax assets	371
Current liabilities	(6,060)
Total	3,520
Goodwill	15,654
Deferred tax liability	(2,809)
Total	24,080
Total consideration	27,600
Net revenue		$ 15,757	10,091
Net (loss) income		$ 423	$ (1,023)
Yuanhua | Trade-name
Net tangible assets:
Intangible assets acquired	4,830
Yuanhua | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 6,307
Yuanhua | Customer relationship | Minimum
Net tangible assets:
Estimated useful lives	5 years
Yuanhua | Customer relationship | Maximum
Net tangible assets:
Estimated useful lives	7 years 4 months 24 days
Yuanhua | Operating license
Net tangible assets:
Intangible assets acquired	$ 49
Estimated useful lives	2 years 3 months 18 days
Yuanhua | Contract backlog
Net tangible assets:
Intangible assets acquired	$ 49
Estimated useful lives	10 months 24 days